CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AQR Funds (1933 Act File No. 333-153445; 1940 Act File No. 811-22235) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AQR LSE Fusion Fund, AQR CVX Fusion Fund, AQR MS Fusion Fund and AQR MS Fusion HV Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (“Amendment No. 157”) and (b) that Amendment No. 157 was filed electronically.

Dated: June 16, 2025

By:	/s/ Nicole DonVito
Name: Nicole DonVito
Title: Chief Legal Officer, Secretary and Vice President